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[LINCOLN FINANCIAL GROUP(R) LOGO]

                                                                 LAW DEPARTMENT
                                    THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                                              ONE GRANITE PLACE
                                                   CONCORD, NEW HAMPSHIRE 03301

                               FREDERICK C. TEDESCHI, ASSOCIATE GENERAL COUNSEL
                                                            Phone: 603-226-5105
                                                              Fax: 603-226-5448
                                                     frederick.tedeschi@lfg.com

May 4, 2007

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re: Variable Life Account B of Aetna Life Insurance & Annuity Company
    Post-Effective Amendment No. 20 to Registration Statement on Form S-6 (File No. 033-76018)

Dear Commissioners:

Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that:

  (1)  the form of the prospectus that would have been filed under paragraph
       (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 20 on Form S-6 to Registration Statement on Form S-6; and

  (2)  Post-Effective Amendment No. 20 was filed electronically on April 26,
       2007.

If you have any questions, please contact me at (603) 226-5105.

Sincerely,

/s/ FREDERICK C. TEDESCHI

Frederick C. Tedeschi
Associate General Counsel